Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
VIEs and Consolidated Trusts
Schedule of disaggregation of revenue by product

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2018	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,897,702,061	216,754,528	128,865,000	67,731,784	109,141,168	3,420,194,541
Xiaoying Housing Loan	5,780,118	1,247,846	463,129	8,290,828	9,190,257	24,972,178
Internet Channel(1)	53,874,025	8,760,054	1,182,786	41,253	9,313,276	73,171,394
Other loan products	215,763	1,509,945	732,516	40,096	1,079,296	3,577,616
Other service(2)	—	—	—	—	18,684,315	18,684,315
Total	2,957,571,967	228,272,373	131,243,431	76,103,961	147,408,312	3,540,600,044

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2019	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	1,834,813,952	223,668,549	314,767,947	396,039,771	71,024,093	2,840,314,312
Xiaoying Revolving Loan	63,667,334	13,174,930	8,163,362	12,361,021	9,069,408	106,436,055
Xiaoying Housing Loan	578,598	88,225	132,382	—	264,644	1,063,849
Internet Channel(1)	86,733,843	1,703,032	7,568,757	—	1,890,227	97,895,859
Other loan products	209,616	232,318	62,764	—	10,403	515,101
Other service(2)	—	—	—	—	41,824,819	41,824,819
Total	1,986,003,343	238,867,054	330,695,212	408,400,792	124,083,594	3,088,049,995

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2020	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	1,190,088,566	19,755,482	176,229,908	538,869,175	39,537,661	1,964,480,792
Xiaoying Revolving Loan	76,444,207	21,571,881	26,000,468	73,991,011	597,911	198,605,478
Xiaoying Housing Loan	—	—	—	—	172,960	172,960
Internet Channel(1)	—	45,449	1,611,453	3,291	11	1,660,204
Other loan products	—	—	—	—	226,720	226,720
Other service(2)	—	—	—	—	27,811,304	27,811,304
Total	1,266,532,773	41,372,812	203,841,829	612,863,477	68,346,567	2,192,957,458

		Loan
	Loan	facilitation
	facilitation	service-
	service-Direct	Intermediary	Post-origination	Financing	Other
	Model	Model	service	income	revenue	Total
2020	(US$)	(US$)	(US$)	(US$)	(US$)	(US$)
Major products
Xiaoying Credit Loan	182,389,053	3,027,660	27,008,415	82,585,314	6,059,412	301,069,854
Xiaoying Revolving Loan	11,715,587	3,306,035	3,984,746	11,339,619	91,634	30,437,621
Xiaoying Housing Loan	—	—	—	—	26,507	26,507
Internet Channel(1)	—	6,965	246,966	504	2	254,437
Other loan products	—	—	—	—	34,746	34,746
Other services(2)	—	—	—	—	4,262,269	4,262,269
Total	194,104,640	6,340,660	31,240,127	93,925,437	10,474,570	336,085,434
(1)	Represents loans facilitated to borrowers referred by other platforms
(2)

Primarily consists of commission fees from Xiaoying Online Mall, service fees charged for transferring loans between investors on the Group's online platform, referral service fee for introducing borrowers to other platforms and technology service fees received for providing assistant technology development services.

Schedule of accounts receivable and contract assets

	Accounts
	receivable	Accounts
	from	receivable from	Allowance for
	facilitation	post-origination	doubtful
As of December 31, 2019	services	services	accounts	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	884,954,449	17,906,149	(185,085,029)	717,775,569
Xiaoying Revolving Loan	28,961,624	129,661	(7,824,878)	21,266,407
Xiaoying Housing Loan	890,225	44,516	—	934,741
Internet Channel	31,169,383	8,149	—	31,177,532
Total	945,975,681	18,088,475	(192,909,907)	771,154,249

	Accounts
	receivable	Accounts
	from	receivable from	Accounts
	facilitation	post-origination	receivable from	Allowance for
As of December 31, 2020	services	services	financing income	credit losses	Total
	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	422,694,249	1,897,119	9,160,182	(37,529,193)	396,222,357
Xiaoying Revolving Loan	14,438,096	1,295,993	2,503,149	(1,152,487)	17,084,751
Total	437,132,345	3,193,112	11,663,331	(38,681,680)	413,307,108

	Accounts
	receivable	Accounts
	from	receivable from	Accounts
	facilitation	post-origination	receivable from	Allowance for
As of December 31, 2020	services	services	Financing income	credit losses	Total
	US$	US$	US$	US$	US$
Xiaoying Credit Loan	64,780,728	290,746	1,403,859	(5,751,601)	60,723,732
Xiaoying Revolving Loan	2,212,735	198,620	383,624	(176,626)	2,618,353
Total	66,993,463	489,366	1,787,483	(5,928,227)	63,342,085

Schedule of aging of past due accounts receivables

As of December 31, 2019
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	837,707,889	32,739,296	32,413,413	902,860,598
Xiaoying Revolving Loan	27,661,848	792,577	636,860	29,091,285
Xiaoying Housing Loan	934,741	—	—	934,741
Internet Channel	31,177,532	—	—	31,177,532
Total	897,482,010	33,531,873	33,050,273	964,064,156

As of December 31, 2020
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	426,728,851	3,680,132	3,342,567	433,751,550
Xiaoying Revolving Loan	16,016,508	986,663	1,234,067	18,237,238
Total	442,745,359	4,666,795	4,576,634	451,988,788

As of December 31, 2020
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Xiaoying Credit Loan	65,399,057	564,005	512,271	66,475,333
Xiaoying Revolving Loan	2,454,637	151,213	189,129	2,794,979
Total	67,853,694	715,218	701,400	69,270,312

Schedule of movement of provision for accounts receivable and contract assets

	As of	Provision for	Charge-off for	As of		Provision for	Charge-off for	As of
	January 1,	accounts receivable	accounts	December 31,	Adoption of ASU	accounts receivable	accounts	December 31,
	2019	(net of recovery) (1)	receivable	2019	2016-13	(net of recovery) (1)	receivable	2020
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loan	206,575,845	230,589,301	(252,080,117)	185,085,029	11,480,592	112,833,743	(271,870,171)	37,529,193
Xiaoying Revolving Loan	—	10,303,996	(2,479,118)	7,824,878	811,579	11,883,737	(19,367,707)	1,152,487
Xiaoying Housing Loan	119,616	—	(119,616)	—	—	—	—	—
Internet Channel	133,707	—	(133,707)	—	3,232,265	(3,232,265)	—	—
Other products	14,384,158	293,526	(14,677,684)	—	—	—	—	—
Total	221,213,326	241,186,823	(269,490,242)	192,909,907	15,524,436	121,485,215	(291,237,878)	38,681,680

	As of		Provision for	Charge-off for
	December 31,	Adoption of ASU	accounts receivable	accounts	As of
	2019	2016-13	(net of recovery) (1)	receivable	December 31, 2020
	US$	US$	US$	US$	US$
Xiaoying Credit Loan	28,365,522	1,759,478	17,292,528	(41,665,927)	5,751,601
Xiaoying Revolving Loan	1,199,215	124,380	1,821,262	(2,968,231)	176,626
Internet Channel	—	495,366	(495,366)	—	—
Total	29,564,737	2,379,224	18,618,424	(44,634,158)	5,928,227

(1)	The recoveries of charge-off of accounts receivables and contract assets amounted to RMB3,690,460 and RMB4,243,262 (US$650,308) during the year ended December 31, 2019 and 2020, respectively.

Schedule of estimated useful lives of property and equipment

Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Motor vehicles	4 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Summary of remaining contractual maturities of the group's lease liabilities at the date of transition

	As of December 31, 2020
	RMB	US$
Cash payments for operating leases	20,946,607	3,210,208
ROU assets obtained in exchange for operating lease liabilities	42,908,981	6,576,089

Summary of remaining contractual maturities of the group's lease liabilities at the end of the current reporting period

Future lease payments under operating leases as of December 31, 2020 were as follows:

	Operating leases
	RMB	US$
Year ending December 31,
2021	21,291,080	3,263,001
2022	16,764,989	2,569,347
2023	4,753,618	728,524
2024	4,844,256	742,415
2025 and thereafter	3,503,856	536,989
Total future lease payments	51,157,799	7,840,276
Less: Imputed interest	6,671,071	1,022,387
Total lease liability balance	44,486,728	6,817,889

Xiaoying Housing Loan
VIEs and Consolidated Trusts
Schedule of aging of past due accounts receivables

	Over due	Over due	Over due	Over due
As of December 31, 2019 Aging	within 1 year	1 – 2 years	2 – 3 years	over 3 years	Total
	RMB	RMB	RMB	RMB	RMB
Xiaoying Housing Loans	9,748,522	27,456,312	88,655,668	11,886,675	137,747,177

	Over due	Over due	Over due	Over due
As of December 31, 2020 Aging	within 1 year	1 – 2 years	2 – 3 years	over 3 years	Total
	RMB	RMB	RMB	RMB	RMB
Xiaoying Housing Loans	—	3,043,453	8,691,640	35,755,344	47,490,437

	Over due	Over due	Over due	Over due
As of December 31, 2020 Aging	within 1 year	1 – 2 years	2 – 3 years	over 3 years	Total
	US$	US$	US$	US$	US$
Xiaoying Housing Loans	—	466,430	1,332,052	5,479,746	7,278,228

Schedule of movement in provision for loans receivable

	Provision for Loans Receivable
As of December 31, 2018	from Xiaoying Housing Loans	Charge-off	As of December 31, 2019
RMB	RMB	RMB	RMB
25,911,367	23,430,641	(1,130,496)	48,211,512

	Provision for Loans Receivable
As of December 31, 2019	from Xiaoying Housing Loans	Charge-off	As of December 31, 2020
RMB	RMB	RMB	RMB
48,211,512	17,993,570	(66,205,082)	—

	Provision for Loans Receivable
As of December 31, 2019	from Xiaoying Housing Loans	Charge-off	As of December 31, 2020
US$	US$	US$	US$
7,388,737	2,757,635	(10,146,372)	—

Xiaoying Credit Loans And Revolving Loans
VIEs and Consolidated Trusts
Schedule of aging of past due accounts receivables

As of December 31, 2019 Aging	Not past-due	1 - 30 days	30 - 60 days	60 - 90 days	90 - 180 days	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	6,540,911	263,148	218	600,904	163,091	7,568,272
Xiaoing Revolving Loans	270,615,045	8,513,663	7,639,159	5,623,676	14,302,669	306,694,212
Total	277,155,956	8,776,811	7,639,377	6,224,580	14,465,760	314,262,484

As of December 31, 2020 Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	1,012,188,463	10,394,739	5,179,728	1,027,762,930
Xiaoing Revolving Loans	294,056,208	9,930,164	6,832,943	310,819,315
Total	1,306,244,671	20,324,903	12,012,671	1,338,582,245

As of December 31, 2020 Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Xiaoying Credit Loans	155,124,669	1,593,063	793,828	157,511,560
Xiaoing Revolving Loans	45,066,086	1,521,865	1,047,194	47,635,145
Total	200,190,755	3,114,928	1,841,022	205,146,705

Schedule of loans receivable from Xiaoying Credit Loans and Revolving Loans

	Loans receivables
	from Xiaoying
	Credit Loans and	Allowance for
	Xiaoying Revolving	doubtful
As of December 31, 2019	Loans	accounts	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	7,568,272	—	7,568,272
Xiaoying Revolving Loan	306,694,212	(24,709,468)	281,984,744
Total	314,262,484	(24,709,468)	289,553,016

	Loans receivables
	from Xiaoying
	Credit Loans and
	Xiaoying Revolving	Allowance for
As of December 31, 2020	Loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	1,027,762,930	(70,615,780)	957,147,150
Xiaoying Revolving Loan	310,819,315	(31,940,004)	278,879,311
Total	1,338,582,245	(102,555,784)	1,236,026,461

	Loans receivables
	from Xiaoying
	Credit Loans and
	Xiaoying Revolving	Allowance for
As of December 31, 2020	Loans	credit losses	Total
	US$	US$	US$
Xiaoying Credit Loan	157,511,560	(10,822,342)	146,689,218
Xiaoying Revolving Loan	47,635,145	(4,895,020)	42,740,125
Total	205,146,705	(15,717,362)	189,429,343

Schedule of movement in provision for loans receivable

		Provision for
		loans receivable
		from Xiaoying Credit
	As of December 31,	Loans and		As of December 31,
	2018	Revolving Loans (net of recovery) (1)	Charge-off	2019
	RMB	RMB	RMB	RMB
Xiaoying Revolving Loans	—	37,643,244	(12,933,776)	24,709,468
Total	—	37,643,244	(12,933,776)	24,709,468

			loans receivable
			from Xiaoying Credit
			Loans and
	As of December 31,	Adoption of ASU	Revolving Loans (net of		As of December 31,
	2019	2016-13	recovery) (1)	Charge-off	2020
	RMB	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	—	—	74,934,783	(4,319,003)	70,615,780
Xiaoying Revolving Loans	24,709,468	4,205,046	152,275,243	(149,249,753)	31,940,004
Total	24,709,468	4,205,046	227,210,026	(153,568,756)	102,555,784

			loans receivable
			from Xiaoying Credit
			Loans and
	As of December	Adoption of	Revolving Loans (net of		As of December 31,
	31, 2019	ASU 2016-13	recovery) (1)	Charge-off	2020
	US$	US$	US$	US$	US$
Xiaoying Credit Loans	—	—	11,484,258	(661,916)	10,822,342
Xiaoying Revolving Loans	3,786,892	644,451	23,337,202	(22,873,525)	4,895,020
Total	3,786,892	644,451	34,821,460	(23,535,441)	15,717,362

(1)

The recoveries of charge-off of loans receivables from Xiaoying Credit Loans and Xiaoying Revolving Loans amounted to RMB751,264 and RMB11,249,305 (US$ 1,724,031) during the years ended December 31, 2019 and 2020, respectively.

Consolidated Trusts
VIEs and Consolidated Trusts
Schedule of financial statements

	As of
	December 31,	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Assets:
Restricted cash	449,978,760	476,854,616	73,081,167
Loans at fair value	2,782,332,885	1,585,731,888	243,024,044
Prepaid expenses and other current assets	37,073,985	11,359,212	1,740,875
Total assets	3,269,385,630	2,073,945,716	317,846,086
Liabilities:
Payable to investors at fair value	3,006,349,475	1,914,183,650	293,361,480
Other tax payable	2,636,517	3,357,513	514,561
Accrued expenses and other current liabilities	52,677,466	74,596,014	11,432,340
Total liabilities	3,061,663,458	1,992,137,177	305,308,381

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net revenue	61,475,364	340,613,941	331,300,043	50,773,953
Net income (loss)	41,986,452	227,051,351	(19,795,471)	(3,033,789)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	12,547,230	123,521,027	(20,179,042)	(3,092,574)
Net cash provided by (used in) investing activities	676,499,516	(2,684,753,233)	1,139,220,723	174,593,214
Net cash provided by (used in) financing activities	(696,800,000)	3,006,349,475	(1,092,165,825)	(167,381,735)

VIEs and Consolidated Trusts
VIEs and Consolidated Trusts
Schedule of financial statements

	As of
	December 31,	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Assets:
Cash and cash equivalents	336,512,754	170,390,218	26,113,443
Restricted cash	449,978,760	484,877,600	74,310,743
Accounts receivable and contract assets, net	466,630,408	—	—
Short-term investment	—	6,000,000	919,540
Loan receivable from Xiaoying Housing Loans, net	89,535,665	47,490,437	7,278,228
Loans at fair value	2,782,332,885	1,585,731,888	243,024,044
Deposits to institutional cooperators, net	—	565,372	86,647
Prepaid expenses and other current assets	429,093,130	66,235,998	10,151,111
Financial guarantee derivative	719,962,262	297,928,066	45,659,474
Deferred tax assets, net	420,822,781	287,606,896	44,077,685
Long-term investments	277,126,560	292,115,200	44,768,613
Property and equipment, net	14,396,986	6,220,398	953,318
Intangible assets, net	6,091,145	30,431,482	4,663,829
Other non-current assets	44,169,105	6,914,006	1,059,618
Total assets	6,036,652,441	3,282,507,561	503,066,293
Liabilities:
Payable to investors at fair value	3,006,349,475	1,914,183,650	293,361,480
Guarantee liabilities	11,140,899	—	—
Financial guarantee derivative	—	130,442,090	19,991,125
Short-term bank borrowings	—	18,700,000	2,865,900
Accrued payroll and welfare	22,677,991	10,017,308	1,535,220
Other tax payable	34,725,447	37,103,700	5,686,391
Income tax payable	227,047,349	48,349,593	7,409,899
Accrued expenses and other current liabilities	103,479,695	230,564,165	35,335,504
Other non-current liabilities	26,683,382	1,739,541	266,595
Deferred tax liabilities	688,209	—	—
Total liabilities	3,432,792,447	2,391,100,047	366,452,114

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net revenue	2,168,665,965	2,650,594,409	754,755,127	115,671,284
Net income (loss)	408,242,461	(14,609,225)	(180,518,614)	(27,665,688)

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	(243,451,042)	442,501,953	(190,951,068)	(29,264,531)
Net cash provided by (used in) investing activities	451,499,516	(2,706,673,269)	1,133,193,197	173,669,455
Net cash provided by (used in) financing activities	(498,800,000)	2,808,349,475	(1,073,465,825)	(164,515,835)